Inventories, net	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories, net

Note 6

Inventories, net:

	December 31,
	2017	2016
Raw materials and work-in-process	$—	$1,968
Finished goods	—	5,368
Total inventories	$—	$7,336
Less assets held for sale (*)	—	(7,336)
Total inventory	$—	$—

(*) Inventory was classified as part of the assets held for sale as of December 31, 2016. In January 2017, all of the consumer inventory was sold to ICTV (see also Note 2 and 4).